Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Plant and Equipment [Abstract]
Depreciation expense	$ 729,218	$ 739,317	$ 722,401